Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

14.	Subsequent Events

Office Lease Commencement

On July 3, 2023 (the “Commencement Date”), the Company entered into a sublease for office space consisting of approximately 21,441 rentable square feet located in Tempe, Arizona. The term of the lease is approximately 71 months, beginning on the Commencement Date and terminating on October 31, 2025 (the “expiration date”). The lease does not provide an option to extend or renew the lease term. Monthly base rent due from the commencement date through the first 12 months of the lease term is $50,922; monthly base rent for month 13 through the expiration date is $52,262.

Starting in July 2023 and as of the Commencement Date, the lease will be recognized and measured in accordance with ASC 842, Leases.

Public Offering

On August 9, 2023, the Company announced the pricing of a public offering of 16,666,667 units at a public offering price of $0.30 per unit. Each unit consists of one share of Class A common stock (or a pre-funded warrant in lieu thereof) and one common warrant, with each warrant exercisable for two shares of Class A common stock at an exercise price of $0.30 per share. The common warrants will be immediately exercisable and expire three years from the date of issuance. The pre-funded warrants and accompanying common warrants are identical to the units, except that each pre-funded warrant is immediately exercisable for one share of Class A common stock at an exercise price of $0.0001, the purchase price for a pre-funded warrant and accompanying common warrants is $0.2999 and the pre-funded warrants do not expire until exercised. Gross proceeds from the offering, before deducting the placement agent's fees and other offering expenses, are expected to be approximately $5 million.

The closing of the offering occurred on August 11, 2023. The Company intends to use the net proceeds from the offering for working capital and general corporate purposes.

In connection with the offering, the Company has agreed to amend the terms of existing Series B warrants to purchase 1,905,750 shares of the Company’s Class A common stock held by certain investors in the offering, issued to such investors on February 21, 2023, to provide that the investors may exchange such Series B warrants for the number of shares of Class A common stock into which such Series B warrants had been exercisable. The amendment will become effective immediately upon the closing of the offering. No additional consideration will be received by the Company, and the Series B warrants will be extinguished upon exchange.

14.	Subsequent Events

On January 5, 2023, the Company entered into an amendment to the Securities Purchase Agreement dated November 3, 2022, pursuant to which the Company and each Investor agreed, among other things, to amend the terms and conditions of the second tranche of funding and terminate the third tranche of funding contemplated under the Purchase Agreement.

The Purchase Agreement Amendment provides that, with respect to the Second Tranche, at any time prior to the earlier to occur of (x) April 30, 2024 and (y) the twentieth (20th) trading day following the effectiveness of the resale registration statement covering the resale of all of the shares of the Company’s Class A common stock issuable under the first tranche of funding (the “First Tranche”), which closed upon signing of the Purchase Agreement, each Investor shall have the right, severally and not jointly, to purchase a base allocation of $5.0 million in Senior Secured Original Issue 10% Discount Convertible Promissory Notes (the “Notes”), which are convertible into shares of the Company’s Class A common stock, and warrants (the “Warrants”) to purchase a number of shares of the Company’s Class A common stock equal to 30% of the face value of the Notes divided by the volume weighted average price at one or more Second Tranche closings (with a total base allocation of $10.0 million, in the aggregate, for all Investors) and, solely with respect to the initial Second Tranche closing, up to an additional $5.0 million in additional Notes and related Warrants pursuant to oversubscription rights, to the extent then available. In connection with the Purchase Agreement Amendment, the Company also issued a Warrant to each Investor purchase up to an aggregate of 268,980 shares of the Company’s Class A common stock.

Concurrently with the Purchase Agreement Amendment, the Company also entered into an amendment (the “Registration Rights Agreement Amendment”) to the Registration Rights Agreement, dated as of November 3, 2022, with each Investor, pursuant to which the Company agreed to file a registration statement (a “Registration Statement”) with the Securities and Exchange Commission registering the resale of the shares of the Company’s Class A common stock issuable under the First Tranche within 20 days after the closing of the First Tranche and registering the resale of the shares of the Company’s Class A common stock issuable under the Second Tranche within two trading days after the closing of the Second Tranche, as applicable, and to cause any such Registration Statement to become effective within 60 days after filing. On January 27, 2023, the investors exercised their rights to purchase the allowable amounts under the agreement. The Company received net proceeds of $9 million in the transaction.

On February 21, 2023, the Company consummated a public offering of an aggregate of 8.3 million units at an effective public offering price of $1.56 per unit, resulting in aggregate gross proceeds of approximately $13 million. Each unit consists of (i) one share of Class A common stock, $0.0001 par value per share (“Class A common stock”), of the Company , (ii) 0.65 Series A warrants to purchase 0.65 shares of Class A common stock (the “Series A Warrants”) and (iii) 0.75 Series B warrants to purchase 0.75 shares of Class A common stock (the “Series B Warrants” and, together with the Series A Warrants, the “Warrants”), each such Warrant being exercisable from time to time for one share of Class A common stock at an exercise price of $1.56. The Series A Warrants were immediately exercisable and will expire five (5) years after the date of issuance. The Series B Warrants will not be exercisable  until after the date the Company effects a corporate reorganization of the Company or until after the date stockholder approval is obtained to have a sufficient number of shares of Class A common stock authorized to permit the exercise in full of the Series B Warrants, and will then expire five (5) years after the date of such corporate reorganization or stockholder approval, as applicable. The shares of Class A common stock and Warrants included in each Unit were issued separately and were immediately separable upon issuance. The Company intends to use the net proceeds of the offering primarily for general corporate purposes, which may include, but is not limited to, research and development and operations, capital equipment and raw materials. In addition, the Company may be required to use up to 40% of the gross proceeds from the offering to prepay its outstanding convertible notes at the option of the holders of such notes.

On March 13, 2023, the Company received a notice from The Nasdaq stating that, based on Nasdaq’s review of the Company’s Market Value of Listed Securities (“MVLS”) for the last 38 consecutive business days, the Company no longer meets the minimum MVLS requirement of $50 million for continued listing of the Company’s Class A common stock on Nasdaq under Nasdaq Listing Rule 5450(b)(2)(A) (the “MLVS Rule”).

The Notice has no immediate effect on the listing of the Company’s Class A common stock on Nasdaq and, in accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company will have 180 calendar days, or until September 11, 2023, to regain compliance with the MVLS Rule. To regain compliance with the MLVS Rule, the MVLS for the Company’s shares of Class A common stock must be at least $50 million for a minimum of 10 consecutive business days at any time during this 180-day period. If the Company regains compliance with the MLVS Rule, Nasdaq will provide the Company with written confirmation and will close the matter.

If the Company does not regain compliance by September 11, 2023, Nasdaq will provide notice that the Company’s shares of Class A common stock are subject to delisting. In the event of such notification, the Nasdaq rules permit the Company an opportunity to appeal Nasdaq’s determination.

There can be no assurance that the Company will be able to regain compliance with the MVLS requirement or maintain compliance with the other Nasdaq listing requirements. The Company is monitoring the MLVS of its shares of Class A common stock and will consider options available to it to potentially achieve compliance. The Company may be eligible to transfer to The Nasdaq Capital Market before the expiry of the 180-day period. To qualify, the Company would be required to meet the continued listing requirements for The Nasdaq Capital Market.